Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2016	2017
Deposit at a third-party payment channel (i)	$4,845	$29,239
Advance to suppliers (ii)	5,331	21,521
Interest receivable	4,821	8,441
Prepaid income tax and other expenses	2,964	8,069
Deferred platform commission cost	4,571	4,292
Input VAT (iii)	2,968	3,714
Game promotions fees paid on behalf of game developers	2,250	2,742
Advance to game developers	1,550	924
Others	3,292	3,775

	$32,592	$82,717

(i)	Deposit at a third party payment channel is the cash deposited in a third party payment channel by the Group for the broadcasters to withdraw their revenue sharing and the customer payment to the Group’s account through a third party payment channel.

(ii)	Advance to suppliers were primarily for advertising fees and live video broadcasting service fees.

(iii)	Input VAT mainly occurred from the purchasing of goods for other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.